UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net loss	$ (7,012)	$ (10,166)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation and amortization expense	1,484	1,050
Amortization of deferred contract costs	4,623	3,134
Stock-based compensation expense	1,079	504
Deferred taxes	(90)	83
Change in fair value of share purchase option	0	903
Changes in operating assets and liabilities
Accounts receivable	738	(744)
Deferred contract costs	(6,637)	(4,768)
Prepaid expenses and other current assets	(70)	(1,470)
Accounts payable	1,825	1,596
Accrued expenses	2,998	4,107
Deferred revenue	6,914	7,646
Net cash provided by operating activities	5,852	1,875
Investing Activities
Purchases of property and equipment	(2,367)	(1,001)
Capitalization of internal-use software development costs	(1,032)	(162)
Cash paid for acquisition of business, net of cash acquired	(2,685)	0
Net cash used in investing activities	(6,084)	(1,163)
Financing Activities
Proceeds from exercise of stock options	252	97
Proceeds from issuance of Series A-1 Preferred Stock upon exercise of share purchase option	0	5,000
Payment of credit facility costs	(324)	0
Payment of deferred offering costs	(1,600)	0
Net cash provided by (used in) financing activities	(1,672)	5,097
Increase in cash, cash equivalents and restricted cash	(1,904)	5,809
Cash, cash equivalents and restricted cash, beginning of year	37,523	31,714
Cash, cash equivalents and restricted cash, end of year	35,619	37,523
Supplemental cash flow disclosures
Cash paid for income taxes	583	323
Reclassification of share purchase option liability to stockholders’ deficit upon exercise	0	5,270
Deferred offering costs incurred and not paid	243	0
Credit facility costs incurred and not paid	303	0
Accrued purchase consideration	$ 497	$ 0